Subsequent Events - Additional information (Details) - ATA Online Sale Transaction $ in Millions	1 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Subsequent Event [Line Items]
Loss contingency accrued			¥ 0
Subsequent Events
Subsequent Event [Line Items]
Total consideration | $		$ 200.0
Subsequent Events | Alpha Advantage Global Limited and Dynamic Fame Limited
Subsequent Event [Line Items]
Attorney’s fees and other litigation costs	¥ 15,000,000
Subsequent Events | Mr. Kevin Xiaofeng Ma | Alpha Advantage Global Limited
Subsequent Event [Line Items]
Loss contingency, damages sought, value	95,000,000
Attorney’s fees and other litigation costs	1,500,000
Subsequent Events | Mr. Kevin Xiaofeng Ma | Dynamic Fame Limited
Subsequent Event [Line Items]
Loss contingency, damages sought, value	5,000,000
Attorney’s fees and other litigation costs	¥ 500,000